BERGER/BIAM INTERNATIONAL PORTFOLIO
Semi-Annual Report
For the period from October 11, 1996 (commencement of investment operations) to January 31, 1997



TABLE OF CONTENTS

Schedule of Investments                 2
Statement of Assets and Liabilities     5
Statement of Operations                 6
Statement of Changes in Net Assets      7
Notes to Financial Statements           8


                                   1
BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited)
January 31, 1997


---------------------------------------------------------------------------------------------------------
Country/                                                                                         Market
Shares              Company                                 Industry                             Value
---------------------------------------------------------------------------------------------------------
COMMON STOCK (88.0%)

AUSTRALIA     (7.3%)
    43,770  Broken Hill Proprietary                    Resources                              $   600,233
   105,000  National Australia Bank                    Financials                               1,269,323
   128,780  News Corporation                           Media                                      652,184
    64,550  Western Mining                             Resources                                  396,812
                                                                                              -----------
                                                                                                2,918,552
                                                                                              -----------

FINLAND       (0.7%)
    15,000  Upm Kymmene                                Paper, Packaging & Printing                291,917
                                                                                              -----------
                                                                                                  291,917
                                                                                              -----------

FRANCE        (1.6%)
     2,950  Elf Aquitaine                              Utilities                                  285,973
     6,380  Michelin                                   Auto Goods                                 365,213
                                                                                              -----------
                                                                                                  651,186
                                                                                              -----------

GERMANY       (5.3%)
    17,020  Hoechst                                    Healthcare                                 714,314
     2,059  Mannesmann                                 Electrical/Engineering                     796,319
     6,500  Siemens                                    Electrical/Engineering                     318,596
     6,110  Veba                                       Utilities                                  337,684
                                                                                              -----------
                                                                                                2,166,913
                                                                                              -----------

GREAT BRITAIN (27.7%)
   114,300  B.A.T. Industries                          Tobacco/Financial Services                 885,330
    42,400  Barclays Bank                              Financials                                 784,531
    75,500  BTR                                        Conglomerates                              312,658
    30,000  Cable & Wireless                           Telecommunications                         223,479
    66,550  Cadbury Schweppes                          Food Manufacturing                         502,147
    26,500  Chubb Security                             Security                                   135,849
    25,850  EMI Group                                  Leisure & Entertainment                    501,495
    60,300  General Electric                           Electrical/Engineering                     376,259
    29,400  Glaxo Wellcome                             Healthcare                                 470,517
    44,050  Granada Group                              Leisure & Entertainment                    633,701
    49,000  Grand Metropolitan                         Retailer/Consumer Goods                    362,660
    19,910  Guinness                                   Consumer Goods-Non Durables                138,108
    74,900  Ladbroke Group                             Leisure & Entertainment                    275,376
   106,750  Lloyds TSB Group                           Financials                                 820,864
    38,700  Medeva                                     Healthcare                                 178,552
    41,800  Premier Farnell                            Distributor of Components                  353,567
    68,300  Prudential                                 Insurance                                  589,755
    62,350  Safeway                                    Retailer/Consumer Goods                    381,559
    64,400  Scottish Power                             Utilities                                  385,851
    37,200  Shell Transport & Trading Company          Utilities                                  641,235


                                   2
BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited) - Continued
January 31, 1997


---------------------------------------------------------------------------------------------------------
Country/                                                                                         Market
Shares              Company                                 Industry                             Value
---------------------------------------------------------------------------------------------------------
    42,341  Siebe                                      Electrical/Engineering                $    712,217
    65,200  TI Group                                   Electrical/Engineering                     577,610
    79,500  Vodafone Group                             Telecommunications                         345,142
    26,875  Zeneca Group                               Healthcare                                 776,689
                                                                                               11,365,151

HONG KONG     (2.0%)
    35,600  HSBC Holdings                              Financials                                 824,627
                                                                                                  824,627

INDONESIA     (4.8%)
   126,000  Gudang Garam                               Tobacco                                    615,022
    51,800  Hero Supermarket                           Retailer/Consumer Goods                     47,952
   125,000  HM Sampoerna                               Tobacco                                    783,715
   114,000  Indocement Tunggal                         Infrastructure/Property                    170,292
   100,000  Mayora Indah                               Food Manufacturing                          43,130
   167,000  Telekomunikasi Indonesia                   Telecommunications                         298,653
                                                                                                1,958,764

IRELAND       (1.3%)
    28,750  Allied Irish Banks                         Financials                                 196,958
   131,800  Smurfit (Jefferson) Group                  Paper, Packaging & Printing                354,048
                                                                                                  551,006

ITALY         (1.1%)
    82,000  Seat                                       Paper, Packaging & Printing                 31,589
    82,000  STET                                       Telecommunications                         404,658
                                                                                                  436,247

JAPAN         (2.0%)
    38,000  Canon                                      Retailer/Consumer Goods                    804,116
                                                                                                  804,116

MALAYSIA      (4.2%)
    99,000  DCB Holdings                               Financials                                 374,366
    47,000  Hume Industries Malaysia                   Infrastructure/Property                    296,846
   137,400  Sime Darby                                 Conglomerates                              511,284
    60,000  United Engineers Malaysia                  Infrastructure/Property                    538,257
                                                                                                1,720,753

MEXICO        (0.7%)
   133,520  Grupo Financiero Banamex - Class B         Financials                                 273,204
                                                                                                  273,204

NETHERLANDS   (9.5%)
    13,950  ABN Amro Holdings                          Financials                                 917,424
     2,620  DSM                                        Chemicals                                  245,011
    45,550  Elsevier                                   Media                                      700,046
    20,752  ING Groep                                  Financials                                 780,989


                                   3
BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited) - Continued
January 31, 1997


---------------------------------------------------------------------------------------------------------
Country/                                                                                         Market
Shares              Company                                 Industry                             Value
---------------------------------------------------------------------------------------------------------
    12,000  Koninklijke PTT Nederland                  Telecommunications                     $   435,320
     3,025  Nutricia Ver Bedrijven                     Food Manufacturing                         433,691
     2,140  Royal Dutch Petroleum                      Utilities                                  374,215
                                                                                              -----------
                                                                                                3,886,696
                                                                                              -----------

PHILIPPINES   (0.7%)
    75,700  San Miguel - Class B                       Food & Drinks                              304,523
                                                                                              -----------
                                                                                                  304,523
                                                                                              -----------

SINGAPORE     (7.4%)
    79,000  City Development                           Infrastructure/Property                    791,515
    62,412  Development Bank Of Singapore              Financials                                 864,800
    54,600  Fraser & Neave                             Food & Drinks                              531,528
    41,100  Singapore Press Holdings                   Media                                      823,577
                                                                                              -----------
                                                                                                3,011,420
                                                                                              -----------

SPAIN         (0.8%)
     5,030  Banco Santander                            Financials                                 326,211
                                                                                              -----------
                                                                                                  326,211
                                                                                              -----------

SWEDEN        (0.7%)
     5,900  Pharmacia & Upjohn                         Healthcare                                 218,488
     4,550  Stora Kopparberg -Cl A                     Paper, Packaging & Printing                 57,733
                                                                                              -----------
                                                                                                  276,221
                                                                                              -----------

SWITZERLAND   (8.5%)
       874  Alusuisse Lonza Holding                    Conglomerates                              717,742
     1,313  Novartis                                   Healthcare                               1,503,466
        72  Roche Holding                              Healthcare                                 631,991
       640  Schw Ruckverischer                         Insurance                                  630,333
                                                                                              -----------
                                                                                                3,483,532
                                                                                              -----------

THAILAND      (1.7%)
    48,100  Bangkok Bank                               Financials                                 415,839
    46,200  Thai Farmers Bank                          Financials                                 267,499
                                                                                              -----------
                                                                                                  683,338
                                                                                              -----------

PREFERRED STOCKS (0.2%)

AUSTRALIA     (0.2%)
    19,750  News Corporation                           Media                                       82,095
                                                                                              -----------



Total Investments (Cost $34,387,473*) - 88.2%          $36,016,472
Other Assets, Less Liabilities - 11.8%                                                          4,834,798
Net Assets - 100%                                                                             $40,851,270


* Also represents cost for Federal income tax purposes.


See notes to financial statements.


                                   4
BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Assets and Liabilities (Unaudited)
January 31, 1997


ASSETS
Investments at value (cost $34,387,473)         $ 36,016,472
Cash 3,744,601
Foreign currency at value (cost $651,214)            640,200
Net unrealized appreciation on open forward currency contracts377,460
Receivables:
     Beneficial Interests sold                       558,668
     Dividends                                        84,459
     Investment securities sold                          704
----------------------------------------------------------------------------------------------------
     Total Assets                                 41,422,564
----------------------------------------------------------------------------------------------------


LIABILITIES
Payables:
     Investment securities purchased                 535,064
     Accrued advisory fee (Note 2)                    36,230
----------------------------------------------------------------------------------------------------
     Total Liabilities                               571,294
----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS$40,851,270
====================================================================================================


See notes to financial statements.


                                   5
BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Operations (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997


INVESTMENT INCOME
Dividend income (Net of $9,397 foreign withholding taxes)$ 93,021
----------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                      75,778
Postage, printing & reports                            4,566
Insurance & bonds                                      3,750
Trustees' fees & expenses (Note 2)                       243
Miscellaneous                                            112
----------------------------------------------------------------------------------------------------
     Total Expenses                                   84,449
     Less expenses reimbursed by Advisor (Note 2)      (722)
----------------------------------------------------------------------------------------------------
     Expenses - Net                                   83,727
----------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                      9,294
----------------------------------------------------------------------------------------------------


REALIZED GAIN (LOSS) ON
     Investment Transactions                          53,896
     Foreign Currency Transactions                    33,050
----------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss)                         86,946

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     Investments                                   1,062,322
     Foreign Currency Contracts and Translations     373,135
----------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation (Depreciation)1,435,457

Net Increase (Decrease) in Net Assets Resulting from Operations$ 1,531,697
====================================================================================================


See notes to financial statements.


                                   6
BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997



FROM OPERATIONS:
Net investment income (loss)                    $      9,294
Net realized gain (loss) on investments and foreign currency transactions86,946
Net change in unrealized appreciation (depreciation) of investments
     and foreign currency transactions             1,435,457
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations1,531,697
----------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO INVESTORS':
Net investment income                                      0
Net realized gain                                          0
----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Investors'0
----------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                     41,486,881
Withdrawals                                      (2,167,308)
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Investors' Transactions39,319,573
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                 40,851,270
NET ASSETS:
Beginning of period                                        0
----------------------------------------------------------------------------------------------------
End of period                                    $40,851,270
====================================================================================================



RATIOS/SUPPLEMENTARY DATA (UNAUDITED)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997


RATIO TO AVERAGE NET ASSETS:
Gross Expenses*-                             0.99%
Net Expenses*-                               0.98%
Net Investment Income-                       0.11%
Portfolio Turnover+                          7.38%
Average Commission Rate                     $.0254

* Net expenses reflect the Portfolio's gross (total) expenses, reduced by fee waivers and expense reimbursements totaling $722.
- Annualized.
+ Based on operations for the period shown and, accordingly, is not representative of a full year.

See notes to financial statements.


                                   7
BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited)
January 31, 1997


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION
     The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust") , which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the investment advisor of the Portfolio ("BBOI"). The Portfolio commenced investment operations on October 11, 1996 ("Commencement of Investment Operations") with the sale of 448,161 shares of beneficial interest to the Berger/BIAM International Institutional Fund in exchange for portfolio assets with an aggregate value of $4,481,609 which were transferred from the Pooled Trust of Citizens Bank of New Hampshire ("Citizens NH") to the Berger/BIAM International Institutional Fund and, in turn, transferred to the Portfolio. Such transaction was a tax-free exchange. Citizens NH is an affiliate of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which was the investment sub-advisor to the Pooled Trust and is the investment sub-advisor to the Portfolio.

     The Portfolio is advised by BBOI, which has delegated daily portfolio management of the Portfolio to BIAM. Berger Associates, Inc. ("Berger") and BIAM each own 50% of BBOI.

SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation
     The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, the Nasdaq Stock market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

Federal Income Taxes
     The Portfolio intends to be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.


                                   8
BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997

Security Gains and Losses
     Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income
     Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Forward Currency Contracts
     The Portfolio may hold forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful. In addition, there can be no assurance that the Portfolio will be able to enter into an offset or termination of the contracts at any particular time.

2.   AGREEMENTS
     BBOI renders investment advisory services to the Portfolio pursuant to an agreement which provides for an investment advisory fee to be paid to BBOI at the annual rate of .90 of 1% of the Portfolio's average daily net assets. Until at least April 30, 1998, BBOI has agreed voluntarily to waive its advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year (including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. BBOI is also responsible for providing for or arranging for all managerial and administrative services necessary for the
operations of the Portfolio.   BBOI has delegated the daily portfolio
management of the Portfolio to BIAM. For such services, BBOI pays BIAM a sub-advisory fee equal to .45% of the average daily net assets of the Portfolio.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Portfolio, including calculating the net asset value of the Portfolio, and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, IFTC has been appointed to serve as the Portfolio's custodian and transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays a fee directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

     Certain officers and trustees of the Trust are officers and directors of BBOI or BIAM. Trustees who are not affiliated with BBOI or BIAM are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and indirectly to each fund.


                                   9
BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997


3.   INVESTMENT TRANSACTIONS

     A. Purchases and Sales

     Purchases and sales of investment securities (excluding short-term securities) during the period from Commencement of Investment Operations to January 31, 1997 were as follows:


              Purchases of                    Sales of
               Investment                    Investment
               Securities                    Securities
              ------------                  ------------
               $36,258,306                   $1,924,729

     There were no purchases or sales of long-term U.S. Government securities during the period.

     At January 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities held was as follows:


         Appreciation        Depreciation             Net
         ------------        ------------        ------------
          $2,473,406          $(844,407)          $1,628,999



                                  10

          TRUSTEES OF BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST

              MICHAEL OWEN, CHAIRMAN * DENNIS E. BALDWIN
 WILLIAM M.B. BERGER * LOUIS R. BINDNER, P.E. * KATHERINE A. CATTANACH LUCY BLACK CREIGHTON * DENIS CURRAN * PAUL R. KNAPP * GERARD M. LAVIN*
                HARRY T. LEWIS, JR. * WILLIAM SINCLAIRE

                               OFFICERS:


                            GERARD M. LAVIN
                        President of the Trust

                            CRAIG D. CLOYED
                      Vice President of the Trust

                             KEVIN R. FAY
         Vice President, Secretary and Treasurer of the Trust

                           JANICE M. TEAGUE
                   Assistant Secretary of the Trust

                           DAVID J. SCHULTZ
                           SUSAN G. KOHLMAN
                   Assistant Treasurers of the Trust

                          INVESTMENT ADVISOR
                          BBOI Worldwide LLC
                             P.O. Box 5005
                        Denver, Colorado 80217
                   1-303-329-0200 or 1-800-333-1001


                           THE BERGER FUNDS
         Together we can move mountains...the world over.(TM)

                    (C)1997 Berger Associates, Inc.